Investment in Affiliates (Schedule of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 485,386	¥ 499,922
Loans and others	38,848	30,745
Investment in Affiliates	¥ 524,234	¥ 530,667